Dividends - Summary of dividends paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Dividends [Line Items]
Dividends payable during the year	$ 15,385	$ 6,132	$ 10,334
Amount of unclaimed dividends during the year	(28)	0	0
Dividends payable during the year	$ 15,357	$ 6,132	$ 10,334
Final Dividends
Disclosure of Dividends [Line Items]
Dividends per share: paid during the year (in usd per share)	$ 6.850	$ 3.860	$ 3.310
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)	4.170	3.090	2.310
Special Dividends
Disclosure of Dividends [Line Items]
Dividends per share: paid during the year (in usd per share)	2.780	0	3.040
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)	$ 0.620	$ 0.930	$ 0
Rio Tinto plc | Final Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	$ 3,809	$ 2,783	$ 2,245
Interim dividend payable	4,627	1,937	1,930
Rio Tinto plc | Special Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	1,146	0	3,032
Interim dividend payable	2,276	0	780
Rio Tinto Limited | Final Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	1,138	857	666
Interim dividend payable	1,372	555	556
Rio Tinto Limited | Special Dividends
Disclosure of Dividends [Line Items]
Previous year dividend payable	343	0	900
Interim dividend payable	$ 674	$ 0	$ 225